Segment Information	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Segment Reporting Disclosure [Text Block]

9.         SEGMENT INFORMATION

We follow the accounting guidance of ASC 280 “Segment Reporting” (“ASC 280”).  Reportable operating segments are determined based on management’s approach.  The management approach, as defined by ASC 280, is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making operating decisions and assessing performance.  In the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies.  Commencing in the fourth quarter of fiscal year 2012 the Company’s primary operations involve patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.  Prior to the change in the primary operations of the Company, the chief operating decision-maker managed the enterprise in two segments: (i) Display Technology and (ii) Encryption Products and Services.  Subsequent to the change, the chief operating decision-maker manages the enterprise as a single segment which includes the licensing and enforcement of patents from both of the previous segments.

10.       SEGMENT INFORMATION

We follow the accounting guidance of ASC 280 “Segment Reporting” (“ASC 280”).  Reportable operating segments are determined based on management’s approach.  The management approach, as defined by ASC 280, is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making operating decisions and assessing performance.  In the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies.  Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   Prior to the change in the primary operations of the Company, the chief operating decision-maker managed the enterprise in two segments: (i) Display Technology and (ii) Encryption Products and Services.  Subsequent to the change, chief operating decision-maker manages the enterprise as a single segment which includes the licensing and enforcement of patents from both of the previous segments.

Geographic Information

We generate revenue both domestically (United States) and internationally.  International revenue is based on the country in which our customer (distributor) is located.  For the fiscal years ended October 31, 2012 and 2011, and as of each respective year-end, revenue and accounts receivable by geographic area are as follows:

Geographic Data	2012	2011

Net revenue:
United States	$ 4,275	$ 101,823
Taiwan	940,010	872,670
Other International	2,800	28,700
Revenue and Accounts, receivable	$ 947,085	$ 1,003,193